LOSS BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Directors' emoluments (including non- executive directors):
Remuneration		$ 1,261	$ 1,800	$ 1,946
Pension		44	44	41
Share based payments		1,204	727	1,121
Auditor's remuneration
Audit fees		506	568	469
Tax fees		15	73	33
Other non audit fees				19
Depreciation	[1]	1,296	1,896	2,856
Amortisation		2,825	3,303	2,973
Loss on the disposal of property, plant and equipment		15	3	15
Net foreign exchange differences	[2]	344	(17)	888
Freehold land and buildings [Member]
Operating lease rentals:
Operating lease rentals		2,792	2,846	2,811
Property, plant and equipment [Member]
Operating lease rentals:
Operating lease rentals		$ 158	$ 163	$ 114

[1]	Note that US$79,000 (2017: US$528,000) (2016: US$414,000) of depreciation was capitalised to research and development projects during 2018 in line with the Group's capitalisation policy for Intangible projects. In 2016, the depreciation expense did not include the amount of US$303,000 that was included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi. In 2017 and 2018, no depreciation expense arose for the discontinued operation.
[2]	The net foreign exchange differences in 2017 do not include US$440,000 (2016: US$253,000) which were included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi.